Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of Operating Segments
The following table reports the carrying amount of On’s non-current assets by geographic area:

(CHF in millions)	12/31/2022	12/31/2021

Europe	246.8	176.2
thereof Switzerland	222.0	168.9
North America	58.7	82.4
Asia-Pacific	24.1	12.3
Rest of World	1.3	1.0
Non-current assets	330.9	271.9